Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
April 30, 2023
SFB-NPRT1-0623
1.800354.119
Municipal Bonds - 95.0%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,700,000	1,817,726
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	270,000	277,921
4% 12/1/35	880,000	891,468
4% 12/1/37	1,180,000	1,171,761
4% 12/1/38	225,000	221,319
4% 12/1/39	1,605,000	1,563,080
4% 12/1/41	3,845,000	3,670,863
4% 12/1/44	2,265,000	2,099,885
4% 12/1/49	530,000	476,357
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	23,020,000	23,016,876
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	55,000	55,114
5% 3/1/27	110,000	110,175
5% 3/1/28	120,000	120,307
5% 3/1/29	100,000	100,292
5% 3/1/30	120,000	120,231
5% 3/1/36	2,315,000	2,213,039
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,260,000	1,267,013
4% 6/1/30	955,000	958,273
4% 6/1/31	825,000	825,740
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	20,155,000	19,991,029
TOTAL ALABAMA		60,968,469
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,590,000	1,659,681
5% 10/1/33	2,075,000	2,164,099
TOTAL ALASKA		3,823,780
Arizona - 2.3%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/27	470,000	511,133
5% 6/1/30	1,390,000	1,540,546
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.278%, tender 1/1/37 (b)(c)	945,000	875,019
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,415,000	1,423,941
4% 2/1/39	1,415,000	1,416,965
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	385,000	387,282
4% 9/1/38	420,000	420,423
4% 9/1/39	380,000	376,368
4% 9/1/40	410,000	397,992
4% 9/1/46	945,000	868,149
5% 9/1/31	185,000	205,710
5% 9/1/32	285,000	314,870
5% 9/1/33	390,000	427,163
5% 9/1/34	330,000	358,675
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,030,000	750,971
5% 5/1/43	945,000	647,784
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,150,000	1,352,678
5% 7/1/34	1,180,000	1,379,628
5% 7/1/35	945,000	1,095,652
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	145,000	124,713
5% 7/1/48	190,000	150,955
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	1,890,000	1,999,035
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,365,648
6% 1/1/48 (d)	3,290,000	2,295,987
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	4,000,000	3,064,030
Series 2019 E, 3% 1/1/49	2,375,000	1,804,810
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/31	755,000	825,659
5% 7/1/32	3,070,000	3,354,780
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 B:
5% 7/1/30	2,475,000	2,691,189
5% 7/1/34	1,890,000	2,043,113
5% 7/1/35	1,890,000	2,033,679
Series 2019 A, 5% 7/1/44	5,300,000	5,640,624
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,040,000	1,159,081
5% 7/1/32	335,000	371,233
5% 7/1/36	560,000	606,590
5% 7/1/37	490,000	527,499
5% 7/1/38	785,000	842,388
5% 7/1/45	6,800,000	7,172,439
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,720,000	5,846,350
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,060,000	1,047,726
5% 7/1/54	3,335,000	3,263,422
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,360,000	2,370,361
TOTAL ARIZONA		65,352,260
California - 2.8%
California Gen. Oblig. Series 2004:
5.25% 12/1/33	35,000	35,074
5.5% 4/1/30	5,000	5,012
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	2,381,576	2,255,070
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,020,000	2,126,568
5% 5/15/38	2,830,000	2,929,445
5% 5/15/43	3,775,000	3,851,690
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	340,000	329,702
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	280,000	269,038
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/32	2,190,000	2,597,098
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	945,000	969,766
5% 5/15/26	945,000	981,016
5% 5/15/27	945,000	979,136
5% 5/15/28	945,000	977,763
5% 5/15/32	1,180,000	1,210,660
5% 5/15/33	1,415,000	1,449,362
5% 5/15/40	945,000	956,108
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (e)	2,150,000	1,290,000
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,800,000	1,961,310
4% 8/1/32	1,100,000	1,208,661
4% 8/1/33	1,425,000	1,559,236
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,225,000	914,855
Series B:
0% 8/1/33	4,105,000	2,947,438
0% 8/1/37	7,555,000	4,400,735
0% 8/1/38	3,990,000	2,209,747
0% 8/1/39	6,815,000	3,575,121
0% 8/1/41	4,625,000	2,174,900
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	990,000	1,029,238
5% 9/1/30	1,295,000	1,338,810
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,344,788
San Diego Cmnty. College District Series 2011, 0% 8/1/35	2,830,000	1,862,065
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,225,000	856,877
0% 7/1/37	4,820,000	2,855,629
Series 2008 E, 0% 7/1/47 (f)	2,455,000	1,820,355
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,765,000	2,933,127
Series 2022 B, 5% 5/1/52	14,945,000	16,209,594
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,495,000	1,217,090
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,605,000	1,500,853
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	945,000	1,007,286
5% 6/1/28	1,425,000	1,542,886
5% 6/1/29	945,000	1,036,101
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,520,000	1,652,117
TOTAL CALIFORNIA		82,371,327
Colorado - 0.8%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,370,000	1,392,443
5% 10/1/43	5,485,000	5,495,147
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	255,000	256,034
5% 9/1/24	210,000	213,227
5% 9/1/25	245,000	251,034
5% 9/1/28	2,075,000	2,205,309
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,495,000	3,546,446
Series 2019 A, 4% 11/1/39	2,815,000	2,649,845
Series 2019 A2:
3.25% 8/1/49	2,700,000	1,959,817
4% 8/1/49	4,390,000	3,975,365
Series 2020 A, 4% 9/1/50	1,020,000	860,200
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	795,000	799,030
TOTAL COLORADO		23,603,897
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2018 F, 5% 9/15/27	945,000	1,037,839
Series 2020 A:
4% 1/15/34	6,615,000	7,064,866
5% 1/15/40	2,610,000	2,868,153
Series 2021 A:
3% 1/15/35	1,000,000	969,459
3% 1/15/39	960,000	849,809
3% 1/15/40	1,230,000	1,067,188
Series 2021 B, 3% 6/1/40	1,000,000	866,566
Series 2022 B, 3% 1/15/40	2,625,000	2,277,536
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	990,000	1,060,164
5% 7/1/35	1,135,000	1,207,564
5% 7/1/36	380,000	401,325
5% 7/1/37	1,470,000	1,544,007
5% 7/1/42	3,570,000	3,701,098
Bonds Series 2020 B, 5%, tender 1/1/27 (b)	4,445,000	4,707,047
Series 2016 K, 4% 7/1/46	4,215,000	3,836,021
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,289,704
5% 7/1/49 (d)	1,925,000	1,662,195
Series 2020 A, 4% 7/1/39	2,830,000	2,754,095
Series 2020 C, 4% 7/1/45	3,985,000	3,799,741
Series 2020 K:
5% 7/1/37	945,000	1,023,287
5% 7/1/38	1,415,000	1,523,919
5% 7/1/39	1,465,000	1,570,444
5% 7/1/44 (d)	1,295,000	1,242,815
Series 2021 S, 4% 6/1/51	1,120,000	1,017,243
Series 2022 M:
4% 7/1/37	3,305,000	3,247,487
4% 7/1/52	1,680,000	1,533,778
Series G, 5% 7/1/50 (d)	1,100,000	1,033,954
Series K1:
5% 7/1/31	1,415,000	1,448,010
5% 7/1/35	1,210,000	1,226,875
Series N:
4% 7/1/39	1,165,000	1,015,617
4% 7/1/49	1,395,000	1,091,153
5% 7/1/32	520,000	537,490
5% 7/1/33	470,000	484,422
5% 7/1/34	235,000	241,013
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,040,000	1,040,957
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	2,195,000	2,386,270
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	2,095,000	2,126,119
5% 4/1/39 (d)	2,950,000	2,941,792
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	540,000	561,984
TOTAL CONNECTICUT		70,259,006
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,170,000	2,383,569
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	3,775,000	3,967,884
5% 7/15/30	6,130,000	6,427,208
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/33	1,180,000	1,284,915
5% 10/1/34	1,890,000	2,050,215
5% 10/1/36	1,890,000	2,023,969
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	4,210,000	3,121,465
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,290,000	4,646,998
TOTAL DISTRICT OF COLUMBIA		25,906,223
Florida - 6.0%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32	2,220,000	2,486,316
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,505,000	1,598,325
Series 2016, 5% 7/1/32	965,000	1,019,450
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,726,320
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,015,000	4,334,343
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	3,890,000	4,137,600
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,320,000	4,461,868
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,700,000	2,770,235
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,213,012
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,025,000	6,268,105
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,255,000	2,013,046
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,530,000	3,917,331
Series 2019, 5% 10/1/27	615,000	642,866
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	3,140,000	3,135,029
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,455,000	2,505,261
Series 2015 C, 5% 10/1/35	1,890,000	1,921,303
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	380,000	424,327
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	930,000	988,660
5% 10/1/31	1,015,000	1,076,651
Series 2015 B, 5% 10/1/29	1,180,000	1,234,256
Gainesville Utils. Sys. Rev. Series 2017 A, 5% 10/1/35	4,720,000	5,119,832
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/24	790,000	802,388
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	620,000	646,101
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	7,555,000	7,846,964
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	1,890,000	2,014,922
5% 8/15/34	2,595,000	2,810,530
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,445,000	1,454,934
Miami-Dade County Aviation Rev. Series 2020 A:
4% 10/1/35	1,510,000	1,556,005
4% 10/1/41	1,135,000	1,119,258
5% 10/1/31	2,020,000	2,322,838
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,115,000	3,130,194
Series 2014 A:
5% 7/1/25	1,350,000	1,370,199
5% 7/1/27	945,000	960,220
5% 7/1/28	2,100,000	2,134,063
5% 7/1/29	955,000	970,490
5% 7/1/44	15,860,000	15,921,074
Series 2014 B, 5% 7/1/30	2,360,000	2,398,010
Miami-Dade County Gen. Oblig. Series 2020, 2.25% 7/1/38	1,000,000	774,411
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	11,680,000	12,048,982
Series 2016 A, 5% 5/1/32	9,440,000	9,874,221
Series 2016 B, 5% 8/1/26	4,255,000	4,516,054
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 8/1/28	1,870,000	1,949,179
Series 2018 A, 5% 8/1/24	720,000	736,526
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	204,638
5% 7/1/39	400,000	400,054
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,375,000	2,380,600
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	470,000	499,194
5% 10/1/28	3,775,000	4,012,756
5% 10/1/30	1,890,000	1,996,528
5% 10/1/32	3,125,000	3,292,194
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,395,000	1,499,664
5% 8/15/32	3,700,000	3,974,919
5% 8/15/35	665,000	704,077
5% 8/15/37	4,720,000	4,929,961
5% 8/15/42	3,210,000	3,303,012
5% 8/15/47	4,910,000	5,017,049
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,345,000	1,394,178
5% 12/1/36	1,040,000	1,054,025
Series 2015 A, 5% 12/1/40	945,000	949,406
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	720,000	756,859
5% 10/15/49	1,340,000	1,401,196
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,095,000	1,151,983
5% 8/1/31 (Build America Mutual Assurance Insured)	2,090,000	2,195,941
TOTAL FLORIDA		172,469,933
Georgia - 3.8%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,435,000	1,589,616
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,900,000	1,932,913
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,065,000	8,960,844
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,080,000	6,331,688
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,285,000	1,436,929
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,160,000	1,268,898
Series 2019, 4% 6/15/49	1,115,000	1,084,114
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	9,015,000	6,778,281
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	5,760,000	5,420,404
5% 1/1/30	390,000	428,326
5% 1/1/32	885,000	968,160
5% 1/1/34	1,815,000	1,974,989
5% 1/1/35	875,000	945,270
5% 1/1/36	1,075,000	1,153,343
5% 1/1/37	1,055,000	1,121,677
5% 1/1/38	1,085,000	1,144,321
5% 1/1/44	2,825,000	2,911,997
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,620,000	4,687,595
4% 7/1/39	2,360,000	2,332,101
4% 7/1/43	2,470,000	2,354,696
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	5,705,000	5,733,107
Series 2021 A, 4%, tender 9/1/27 (b)	21,715,000	21,811,030
Series 2021 C, 4%, tender 12/1/28 (b)	20,380,000	20,301,851
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	500,000	517,022
4% 4/1/40	1,320,000	1,362,484
5% 4/1/36	1,060,000	1,175,679
Series 2020 B:
5% 9/1/31	1,060,000	1,234,954
5% 9/1/33	2,360,000	2,741,986
TOTAL GEORGIA		109,704,275
Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2020 C:
4% 7/1/37	1,040,000	1,061,875
4% 7/1/38	1,180,000	1,199,937
TOTAL HAWAII		2,261,812
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	470,000	484,942
5.5% 12/1/27	3,070,000	3,207,838
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	665,000	679,627
5% 7/15/25	665,000	695,277
5% 7/15/26	470,000	502,832
Series 2019 A, 4% 1/1/50	375,000	374,635
TOTAL IDAHO		5,945,151
Illinois - 15.4%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,660,000	2,643,470
Series 2015 C, 5.25% 12/1/39	755,000	759,008
Series 2016 B, 6.5% 12/1/46	400,000	420,171
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,517,213
Series 2017 C:
5% 12/1/24	1,735,000	1,760,310
5% 12/1/25	2,670,000	2,742,015
5% 12/1/26	500,000	518,368
Series 2017 D:
5% 12/1/24	1,705,000	1,729,873
5% 12/1/31	1,845,000	1,909,831
Series 2017 H, 5% 12/1/36	440,000	446,449
Series 2018 A:
5% 12/1/24	1,590,000	1,613,195
5% 12/1/29	4,195,000	4,383,405
5% 12/1/31	850,000	886,131
Series 2018 C, 5% 12/1/46	8,210,000	8,119,972
Series 2019 A:
5% 12/1/25	2,360,000	2,423,654
5% 12/1/26	1,985,000	2,057,920
5% 12/1/29	2,920,000	3,075,625
5% 12/1/30	3,820,000	4,004,812
5% 12/1/32	1,700,000	1,772,465
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,565,000	1,620,912
5% 1/1/27	7,225,000	7,568,956
5% 1/1/29	3,645,000	3,896,423
5% 1/1/30	7,320,000	7,893,198
Series 2021 A, 5% 1/1/32	4,405,000	4,762,742
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	770,000	776,030
5% 1/1/36	4,250,000	4,423,069
5% 1/1/37	5,005,000	5,191,547
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2016 B, 5% 1/1/34	2,675,000	2,808,710
Series 2016 C:
5% 1/1/32	4,485,000	4,715,951
5% 1/1/33	1,230,000	1,292,819
5% 1/1/34	1,425,000	1,496,229
Series 2017 B:
5% 1/1/34	1,430,000	1,533,048
5% 1/1/35	2,400,000	2,554,372
5% 1/1/36	1,560,000	1,649,279
5% 1/1/37	6,045,000	6,362,483
5% 1/1/38	2,125,000	2,228,148
Series 2018 B:
4% 1/1/44	2,510,000	2,441,343
5% 1/1/48	1,055,000	1,104,290
5% 1/1/53	1,060,000	1,104,981
Series 2020 A, 4% 1/1/37	6,305,000	6,452,984
Chicago Transit Auth. Series 2017, 5% 12/1/46	1,795,000	1,837,603
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/23	830,000	830,757
5% 6/1/25	705,000	727,037
5% 6/1/26	1,505,000	1,581,899
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	420,000	423,628
Cook County Ccsd 034 Glenview Series 2021 A, 2% 12/1/37	2,010,000	1,514,700
Cook County Gen. Oblig. Series 2016 A, 5% 11/15/29	5,770,000	6,137,617
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	635,000	690,695
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	7,190,000	4,959,124
3% 5/15/50 (Build America Mutual Assurance Insured)	3,390,000	2,487,786
3.25% 8/15/49	1,340,000	1,042,575
Series 2020, 5% 7/1/36	4,150,000	4,721,216
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	190,000	211,191
5% 10/1/32	275,000	303,909
5% 10/1/33	470,000	515,327
5% 10/1/35	285,000	308,018
5% 10/1/36	285,000	304,819
5% 10/1/37	330,000	350,575
5% 10/1/38	355,000	375,445
5% 10/1/39	610,000	642,412
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,230,000	2,326,937
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,395,000	1,420,807
5% 10/1/33	1,415,000	1,501,994
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	750,000	781,697
5% 7/15/27	1,225,000	1,331,654
5% 7/15/30	1,405,000	1,546,513
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	10,465,000	9,798,295
5% 5/15/43	9,440,000	9,645,805
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,260,000	3,514,832
5% 2/15/36	2,255,000	2,395,597
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	465,000	461,959
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,135,000	1,167,883
Series 2015 A, 5% 11/15/31	3,305,000	3,436,329
Series 2015 C:
5% 8/15/35	3,155,000	3,232,802
5% 8/15/44	15,205,000	15,230,205
Series 2016 A:
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	1,745,000	1,866,298
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	945,000	1,010,689
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	1,445,000	1,545,445
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	960,000	1,022,995
Series 2016 B:
5% 8/15/30	2,830,000	3,035,844
5% 8/15/33	4,330,000	4,603,858
5% 8/15/34	2,280,000	2,419,863
Series 2016 C:
3.75% 2/15/34	685,000	695,671
4% 2/15/36	2,915,000	2,944,922
4% 2/15/41	8,645,000	8,538,442
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	395,000	412,376
5% 2/15/31	1,965,000	2,115,159
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	20,880
5% 12/1/29	970,000	1,018,931
5% 12/1/46	2,510,000	2,536,501
Series 2017 A, 5% 8/1/47	405,000	404,171
Series 2017:
5% 7/1/33	3,175,000	3,433,239
5% 7/1/34	2,610,000	2,814,329
5% 7/1/35	530,000	569,715
Series 2019:
4% 9/1/37	380,000	316,962
4% 9/1/39	945,000	766,085
5% 9/1/30	180,000	180,200
5% 9/1/38	850,000	793,768
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,835,000	2,114,749
Series 2013 A, 5% 4/1/35	850,000	853,756
Series 2013, 5.5% 7/1/38	1,890,000	1,897,589
Series 2014:
5% 2/1/25	2,120,000	2,142,556
5% 2/1/27	1,155,000	1,167,413
5% 4/1/28	550,000	557,236
5% 5/1/28	3,140,000	3,185,192
5% 5/1/32	1,320,000	1,337,767
5% 5/1/33	1,510,000	1,529,616
5.25% 2/1/29	2,830,000	2,865,615
5.25% 2/1/30	2,550,000	2,581,730
5.25% 2/1/31	1,230,000	1,245,035
Series 2016:
5% 2/1/26	945,000	984,148
5% 6/1/26	575,000	602,324
5% 2/1/27	3,535,000	3,744,676
5% 2/1/28	3,300,000	3,498,882
5% 2/1/29	3,100,000	3,286,317
Series 2017 A, 5% 12/1/26	3,165,000	3,343,296
Series 2018 A:
5% 10/1/26	1,415,000	1,490,506
5% 10/1/28	3,305,000	3,589,945
Series 2020 B, 4% 10/1/32	5,055,000	5,197,576
Series 2021 A:
5% 3/1/32	100,000	111,369
5% 3/1/35	710,000	779,144
5% 3/1/36	565,000	615,030
5% 3/1/37	710,000	766,878
5% 3/1/46	2,830,000	2,969,959
Series 2021 B, 4% 12/1/34	3,355,000	3,407,361
Series 2022 A:
5% 3/1/32	1,755,000	1,976,492
5% 3/1/36	7,365,000	8,087,845
5.25% 3/1/37	1,605,000	1,777,287
Series 2022 B:
5% 3/1/29	3,495,000	3,817,100
5% 3/1/32	1,550,000	1,745,619
Series 2023 B:
5% 5/1/36 (g)	1,450,000	1,589,373
5.25% 5/1/38 (g)	6,750,000	7,409,303
5.25% 5/1/40 (g)	3,005,000	3,271,694
Series 2023 C, 5% 5/1/29 (g)	3,945,000	4,319,392
Series 2023 D, 5% 7/1/28 (g)	3,305,000	3,579,959
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	6,355,000	6,152,563
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,509,488	4,117,514
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	1,785,000	1,851,121
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	890,000	937,021
Series 2019 A, 5% 1/1/44	1,060,000	1,137,756
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015 5% 1/1/28	2,625,000	2,682,842
Series 2017, 5% 1/1/29	970,000	1,045,534
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,270,000	10,768,444
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,245,000	933,372
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,165,000	2,107,296
0% 1/15/25	4,190,000	3,935,227
0% 1/15/26	3,150,000	2,865,989
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	30,875,000	12,269,660
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	11,465,000	4,087,081
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,015,000	3,209,516
Series 2012 B, 0% 12/15/51	5,570,000	1,298,597
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	797,710
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,285,000	6,841,429
Series 2017 B:
5% 12/15/28	1,890,000	1,982,725
5% 12/15/32	850,000	892,060
Series 2020 A, 5% 6/15/50	21,945,000	22,165,418
Series 2022 A, 4% 12/15/42	5,405,000	4,946,824
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,825,000	1,846,344
6.25% 10/1/38	1,795,000	1,818,631
Series 2018 A, 5% 4/1/29	3,720,000	4,089,492
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	2,667,316
TOTAL ILLINOIS		446,374,597
Indiana - 1.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	475,000	480,879
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	425,000	474,491
5% 11/1/29	1,320,000	1,501,944
5% 11/1/30	295,000	341,326
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,450,000	2,274,523
Series 2015 A, 5.25% 2/1/32	2,775,000	2,885,969
Series 2015, 5% 3/1/36	4,250,000	4,368,608
Series 2016:
5% 9/1/27	1,745,000	1,862,813
5% 9/1/31	1,735,000	1,841,333
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,660,000	1,328,267
Series 2021 B, 3% 7/1/50	1,085,000	1,052,453
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	3,775,000	4,183,787
5% 1/1/34	1,890,000	2,085,242
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,090,000	3,235,000
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	2,830,000	3,174,676
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	945,000	922,084
4% 4/1/46	2,115,000	1,931,537
5% 4/1/40	2,115,000	2,224,990
Series 2020:
4% 4/1/37	1,565,000	1,554,828
5% 4/1/29	970,000	1,062,242
TOTAL INDIANA		38,786,992
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,360,000	2,439,155
Series A:
5% 5/15/43	775,000	596,926
5% 5/15/48	1,355,000	1,002,664
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,645,000	2,379,286
Series 2021 B1, 4% 6/1/49	3,215,000	3,178,442
TOTAL IOWA		9,596,473
Kentucky - 3.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,135,000	1,150,607
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,665,000	1,357,612
5% 2/1/28	45,000	47,975
5% 2/1/32	60,000	64,119
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,585,000	1,658,210
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	755,000	763,797
5% 1/1/27	1,415,000	1,494,397
5% 1/1/33	1,225,000	1,292,394
Series 2019, 5% 1/1/44	2,120,000	2,247,443
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	945,000	1,020,074
5% 8/1/44	945,000	975,668
Series 2019 A2, 5% 8/1/49	2,360,000	2,406,134
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	45,000	46,142
5% 6/1/26	50,000	51,215
5% 6/1/27	50,000	51,199
5% 6/1/28	55,000	56,294
5% 6/1/29	60,000	61,358
5% 6/1/30	60,000	61,240
Series 2017 B:
5% 8/15/32	2,530,000	2,697,057
5% 8/15/33	1,250,000	1,331,075
5% 8/15/35	1,415,000	1,495,263
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/29	1,760,000	1,942,330
5% 5/1/30	1,180,000	1,299,499
5% 5/1/31	505,000	559,817
5% 5/1/32	265,000	291,654
5% 5/1/33	595,000	654,603
5% 5/1/34	680,000	744,027
5% 5/1/35	400,000	432,695
5% 5/1/36	340,000	364,701
Series A:
4% 11/1/38	600,000	603,466
5% 11/1/29	3,625,000	4,035,610
5% 11/1/30	2,030,000	2,254,504
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	29,720,000	29,792,309
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,360,000	1,423,281
Series 2020 D, 5%, tender 10/1/29 (b)	1,635,000	1,777,209
Series 2013 A, 5.5% 10/1/33	1,205,000	1,210,124
Series 2016 A:
5% 10/1/31	6,045,000	6,359,978
5% 10/1/32	7,310,000	7,680,161
5% 10/1/33	4,155,000	4,358,179
Series 2020 A:
3% 10/1/43	5,505,000	4,329,724
4% 10/1/40	1,090,000	1,025,717
5% 10/1/37	2,715,000	2,848,122
TOTAL KENTUCKY		94,316,983
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,605,000	1,630,550
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	420,000	443,178
5% 12/15/27	1,890,000	2,034,411
5% 12/15/29	1,135,000	1,217,739
TOTAL LOUISIANA		5,325,878
Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,120,000	1,007,074
4% 7/1/46	1,665,000	1,419,441
5% 7/1/41	455,000	451,330
5% 7/1/46	310,000	287,255
Series 2018 A:
5% 7/1/30	1,120,000	1,211,674
5% 7/1/31	1,040,000	1,123,395
5% 7/1/34	1,890,000	2,032,154
5% 7/1/35	2,590,000	2,769,263
5% 7/1/36	3,070,000	3,260,716
5% 7/1/37	2,830,000	2,989,983
5% 7/1/38	2,150,000	2,265,363
5% 7/1/43	4,250,000	4,418,193
Maine Tpk. Auth. Tpk. Rev. Series 2018:
5% 7/1/33	660,000	734,551
5% 7/1/34	945,000	1,048,180
5% 7/1/35	1,040,000	1,146,030
5% 7/1/36	1,890,000	2,065,020
TOTAL MAINE		28,229,622
Maryland - 1.0%
Baltimore Gen. Oblig. Series 2022 A, 5% 10/15/37	735,000	852,935
City of Westminster Series 2016, 5% 11/1/31	1,865,000	1,961,889
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,590,000	1,587,987
Series 2019 C, 3.5% 3/1/50	1,755,000	1,729,717
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	4,320,000	3,075,048
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 5% 7/1/40	1,890,000	1,920,468
Series 2016 A:
4% 7/1/42	735,000	665,384
5% 7/1/35	1,940,000	2,007,436
5% 7/1/38	1,060,000	1,081,250
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	850,000	835,257
Series 2022 A:
4% 6/1/37	2,240,000	2,300,536
4% 6/1/38	2,455,000	2,499,277
Washington Metropolitan Area Transit Auth. Series 2020 A, 5% 7/15/38	7,100,000	7,919,221
TOTAL MARYLAND		28,436,405
Massachusetts - 2.1%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	960,000	969,991
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	9,440,000	8,691,750
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,100,000	1,136,006
5% 10/1/33	1,280,000	1,315,986
Series 2015 D, 5% 7/1/44	2,430,000	2,456,688
Series 2016 A, 5% 1/1/47	6,610,000	6,639,373
Series 2019, 5% 9/1/59	11,260,000	11,755,280
Series 2020 A, 4% 7/1/45	9,790,000	8,657,203
Series J2, 5% 7/1/53	2,360,000	2,425,685
Series M:
4% 10/1/50	9,975,000	8,384,221
5% 10/1/45	7,515,000	7,622,520
TOTAL MASSACHUSETTS		60,054,703
Michigan - 1.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	975,000	982,273
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,840,000	1,798,935
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,860,000	1,331,367
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,415,000	1,489,140
5% 7/1/48	6,135,000	6,387,244
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,050,000	2,179,396
4% 5/1/33 (Build America Mutual Assurance Insured)	2,110,000	2,232,192
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,365,000	1,435,378
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,632
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,740,000	1,840,083
Series 2016, 5% 11/15/32	4,545,000	4,779,536
Series 2019 A:
3% 12/1/49	2,645,000	1,993,740
5% 11/15/48	1,555,000	1,607,512
Series 2020 A, 4% 6/1/49	2,070,000	1,856,293
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	290,000	314,798
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	44,230
Portage Pub. Schools Series 2016:
5% 11/1/33	945,000	993,703
5% 11/1/36	1,180,000	1,234,621
5% 11/1/37	945,000	988,193
Warren Consolidated School District Series 2016:
5% 5/1/28	3,870,000	4,104,722
5% 5/1/29	3,995,000	4,231,405
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,225,000	1,282,433
5% 12/1/31	2,170,000	2,271,306
Series 2015 G:
5% 12/1/31	1,415,000	1,481,059
5% 12/1/32	1,415,000	1,480,501
5% 12/1/33	1,890,000	1,975,644
Series 2015, 5% 12/1/29	1,510,000	1,580,799
Series 2017 A:
5% 12/1/28	565,000	615,769
5% 12/1/29	520,000	565,012
5% 12/1/30	660,000	715,655
5% 12/1/33	330,000	359,124
5% 12/1/37	470,000	497,469
5% 12/1/37	255,000	269,904
Series 2017 C, 5% 12/1/28	1,040,000	1,137,188
TOTAL MICHIGAN		56,067,256
Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	6,685,000	6,839,449
5% 2/15/58	11,185,000	11,359,860
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,256,517
Series 2017:
5% 5/1/23	470,000	470,000
5% 5/1/24	1,135,000	1,148,418
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,290,000	1,351,211
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	945,000	1,023,298
5% 10/1/32	675,000	725,728
5% 10/1/33	825,000	884,356
5% 10/1/45	975,000	1,000,136
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,270,000	1,273,280
Series D:
4% 8/1/38	2,265,000	2,302,937
4% 8/1/40	2,455,000	2,470,259
4% 8/1/41	1,610,000	1,614,158
4% 8/1/43	1,820,000	1,797,578
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,265,000	3,066,480
5% 5/1/48	4,085,000	4,211,436
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,150,000	3,096,409
TOTAL MINNESOTA		45,891,510
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	2,890,000	2,802,196
5% 6/1/28	705,000	775,461
TOTAL MISSISSIPPI		3,577,657
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth. Series 2017 A:
5% 3/1/27	30,000	31,079
5% 3/1/29	1,390,000	1,440,554
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	225,000	238,430
5% 1/1/28	470,000	522,226
5% 1/1/33	450,000	498,603
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,190,000	1,218,893
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	380,000	380,313
3.25% 2/1/28	380,000	381,397
5% 2/1/34	2,940,000	3,035,935
5% 2/1/36	1,135,000	1,167,235
Series 2019 A:
4% 10/1/48	2,030,000	1,985,096
5% 10/1/46	3,990,000	4,285,718
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	470,000	469,437
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,320,000	1,395,918
5% 7/1/49	1,085,000	1,138,576
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	2,830,000	3,043,576
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,510,000	2,184,532
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,235,000	3,311,756
5% 10/1/47	2,005,000	2,042,711
TOTAL MISSOURI		28,771,985
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	265,000	265,110
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,665,000	1,917,618
TOTAL MONTANA		2,182,728
Nebraska - 1.1%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	13,495,000	13,550,625
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.):
Series 2017, 4% 7/1/33	730,000	751,003
Series 2021 A, 3% 7/1/51	1,190,000	867,844
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	1,890,000	2,049,305
5% 9/1/32	3,525,000	3,818,903
5% 9/1/33	2,115,000	2,289,744
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,150,000	1,132,956
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,575,000	1,644,613
5% 1/1/34	945,000	980,645
Series 2016 B, 5% 1/1/32	4,720,000	4,928,618
TOTAL NEBRASKA		32,014,256
Nevada - 0.6%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,555,000	2,626,304
5% 9/1/42	6,295,000	6,439,162
Clark County School District Series 2020 B, 3% 6/15/39	2,630,000	2,210,382
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	2,550,000	2,678,001
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	695,000	693,532
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	2,830,000	2,769,899
TOTAL NEVADA		17,417,280
New Hampshire - 1.3%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	2,300,000	1,699,125
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	4,680,404	4,583,345
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,225,000	1,318,069
5% 8/1/32	235,000	252,282
5% 8/1/34	2,830,000	3,020,629
5% 8/1/36	1,890,000	1,994,461
5% 8/1/37	2,265,000	2,378,954
Series 2018, 5% 8/1/35	2,595,000	2,755,134
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	1,985,000	2,088,614
Series 2017:
5% 7/1/36	1,135,000	1,163,301
5% 7/1/44	1,790,000	1,733,328
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	945,000	945,021
4% 7/1/32	850,000	850,131
Series 2016:
4% 10/1/38	1,100,000	1,006,754
5% 10/1/28	2,830,000	2,960,663
5% 10/1/32	4,870,000	5,034,009
5% 10/1/38	3,555,000	3,581,073
TOTAL NEW HAMPSHIRE		37,364,893
New Jersey - 5.6%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	613,587
Series A, 5% 11/1/36	4,895,000	5,297,957
Series QQQ:
4% 6/15/34	755,000	784,453
4% 6/15/36	1,040,000	1,059,670
4% 6/15/39	945,000	946,792
4% 6/15/41	945,000	933,217
4% 6/15/46	1,415,000	1,355,755
4% 6/15/50	1,890,000	1,783,905
5% 6/15/31	1,040,000	1,173,376
5% 6/15/33	190,000	213,333
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	542,500
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	42,893
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	58,929
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	40,000	42,629
Series 2014 PP, 5% 6/15/26	5,665,000	5,785,750
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	2,370,000	2,557,657
Series LLL, 4% 6/15/49	2,655,000	2,516,782
Series MMM, 4% 6/15/36	755,000	767,623
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,480,000	2,598,297
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	3,000,000	3,406,840
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	995,000	1,038,762
5% 7/1/25 (Escrowed to Maturity)	465,000	484,954
5% 7/1/26 (Escrowed to Maturity)	145,000	154,625
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	220,000	234,603
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	35,000	37,378
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	645,000	687,814
5% 7/1/30	945,000	1,008,269
Series 2016:
4% 7/1/48	1,700,000	1,408,559
5% 7/1/41	2,070,000	2,071,785
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/24	550,000	564,651
5% 12/1/25	1,005,000	1,053,381
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	6,000,000	6,100,418
5% 1/1/46	8,000,000	8,867,684
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	15,160,000	16,120,495
Series 2006 C:
0% 12/15/31 (FGIC Insured)	5,300,000	3,939,001
0% 12/15/36 (AMBAC Insured)	10,000,000	5,681,441
Series 2010 A, 0% 12/15/27	6,980,000	5,974,420
Series 2014 BB2, 5% 6/15/34	5,370,000	6,042,367
Series 2016 A:
5% 6/15/27	890,000	939,998
5% 6/15/29	3,350,000	3,539,215
Series 2018 A:
5% 12/15/32	3,025,000	3,311,257
5% 12/15/34	945,000	1,027,156
Series 2019 BB, 4% 6/15/50	1,770,000	1,670,641
Series 2021 A:
4% 6/15/38	510,000	513,734
5% 6/15/32	3,360,000	3,804,800
5% 6/15/33	945,000	1,067,736
Series 2022 A:
4% 6/15/41	4,625,000	4,567,330
4% 6/15/42	3,105,000	3,043,146
Series 2022 AA:
5% 6/15/29	7,555,000	8,386,757
5% 6/15/35	590,000	665,189
5% 6/15/36	6,915,000	7,705,886
5% 6/15/37	3,195,000	3,526,792
Series A:
4% 12/15/39	945,000	946,582
4.25% 12/15/38	2,345,000	2,389,135
Series AA:
4% 6/15/38	2,660,000	2,676,712
4% 6/15/45	6,365,000	6,130,993
4% 6/15/50	895,000	844,759
5% 6/15/37	2,830,000	3,081,940
5% 6/15/50	3,160,000	3,339,177
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
4.5% 11/1/42	1,500,000	1,521,820
4.625% 11/1/47	2,500,000	2,538,596
TOTAL NEW JERSEY		161,191,903
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,010,000	1,002,802
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	215,000	203,465
5% 5/15/39	160,000	142,151
5% 5/15/44	170,000	144,958
5% 5/15/49	335,000	274,466
TOTAL NEW MEXICO		1,767,842
New York - 6.5%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,470,000	1,547,008
Series 2016 A:
5% 7/1/23	30,000	30,079
5% 7/1/25	65,000	67,319
5% 7/1/32	2,360,000	2,492,234
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	2,285,000	1,672,682
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/33	3,395,000	3,649,782
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	470,000	515,831
5% 9/1/35	1,890,000	2,061,101
5% 9/1/36	1,070,000	1,162,225
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	16,100,000	16,020,679
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,505,000	4,824,618
New York City Gen. Oblig.:
Series 2021 A1, 5% 8/1/31	6,010,000	7,009,401
Series 2022 B1, 5% 8/1/32	1,000,000	1,203,213
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2021 F1, 2.4% 11/1/46	1,725,000	1,153,482
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	1,840,000	1,929,456
Series 2017 B, 5% 8/1/40	1,890,000	1,990,972
Series 2019 B1, 5% 8/1/34	1,890,000	2,104,369
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	6,805,000	7,117,358
5% 11/15/29	4,720,000	4,927,124
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	660,000	761,925
5% 7/1/34	1,370,000	1,568,141
5% 7/15/37	570,000	596,654
5% 7/1/38	1,785,000	1,940,240
5% 7/1/42	1,180,000	1,248,209
5% 7/15/42	1,605,000	1,639,119
5% 7/15/50	4,150,000	4,172,664
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/32	1,835,000	1,961,726
Series 2018 C, 5% 3/15/38	7,820,000	8,470,535
New York Metropolitan Trans. Auth. Rev.:
Series 2016 C1, 5% 11/15/56	1,890,000	1,881,836
Series 2017 C-2:
0% 11/15/29	2,150,000	1,684,882
0% 11/15/33	5,285,000	3,448,141
Series 2017 D, 5% 11/15/30	4,720,000	5,061,865
Series 2020 D:
4% 11/15/46	31,520,000	29,564,266
4% 11/15/47	2,205,000	2,056,433
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	5,070,000	3,903,753
Series 2021 E, 3% 3/15/50	5,030,000	3,854,048
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	22,920,000	22,508,283
4% 3/15/45	18,600,000	18,179,939
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,495,000	3,786,761
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,955,000	3,206,894
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	945,000	968,174
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	595,000	602,248
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,415,000	1,588,701
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	457,686
5.375% 11/1/54 (d)	1,020,000	735,002
TOTAL NEW YORK		187,327,058
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,245,000	2,419,406
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	1,890,000	2,033,679
5% 7/1/42	2,715,000	2,851,872
Series 2017 C:
4% 7/1/36	1,415,000	1,440,081
4% 7/1/37	1,415,000	1,428,276
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	210,000	231,784
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series 2010, 3.65%, tender 6/1/23 (b)	2,800,000	2,799,640
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,310,000	1,438,413
5% 12/1/30	1,360,000	1,493,307
5% 12/1/32	1,035,000	1,135,148
5% 12/1/33	755,000	826,491
Series 2020 A, 3% 7/1/45	1,730,000	1,376,203
Series 2021 A:
4% 3/1/36	850,000	710,775
4% 3/1/51	1,790,000	1,219,211
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 C, 5% 1/1/29	7,555,000	7,961,438
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,045,000	2,713,676
5% 1/1/43	4,250,000	4,433,133
5% 1/1/44	5,295,000	5,510,915
5% 1/1/49	1,890,000	1,950,950
TOTAL NORTH CAROLINA		43,974,398
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	3,620,000	2,481,796
Ohio - 2.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,965,000	4,029,149
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,415,000	1,508,936
5% 2/15/39	945,000	1,004,344
5% 2/15/44	2,975,000	3,119,467
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	3,775,000	3,869,990
Series 2016, 5% 2/15/46	1,210,000	1,234,049
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,570,000	1,887,351
4% 6/1/48	850,000	751,419
5% 6/1/27	2,125,000	2,253,127
5% 6/1/29	3,870,000	4,200,810
5% 6/1/34	1,140,000	1,238,125
Series 2020 B2, 5% 6/1/55	7,105,000	6,622,450
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	470,000	485,648
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,127,991
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	945,000	978,303
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	1,890,000	2,072,418
5% 10/1/37	1,180,000	1,280,221
5% 10/1/38	1,415,000	1,529,034
Columbus City School District Series 2016 A, 5% 12/1/32	945,000	1,001,832
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	65,000	65,017
5% 6/15/26	70,000	70,015
5% 6/15/27	75,000	75,014
5% 6/15/28	80,000	80,009
5.25% 6/15/43	4,720,000	4,350,811
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	60,000	62,327
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	10,450,000	10,653,294
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	160,000	160,043
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,675,000	1,558,349
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	130,000	142,509
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	780,000	709,039
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	350,000	353,696
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,475,000	2,363,637
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,195,000	1,242,192
Series 2019, 5% 2/15/29	2,230,000	2,347,571
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,495,000	3,637,378
5% 1/1/30	1,700,000	1,902,356
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,075,000	1,101,981
6% 12/1/29	1,140,000	1,175,842
6% 12/1/30	1,205,000	1,246,050
6% 12/1/31	1,280,000	1,325,678
TOTAL OHIO		75,817,472
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,045,000	1,072,882
5% 10/1/32	1,040,000	1,087,572
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,590,000	1,573,670
TOTAL OKLAHOMA		3,734,124
Oregon - 0.7%
Oregon Gen. Oblig. (Article XI-M, XI-N and XI-P State Grant Programs) Series 2023 D, 5% 6/1/42	1,410,000	1,609,976
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	4,385,000	4,376,815
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	1,995,000	1,072,497
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,960,000	2,876,983
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,020,000	1,109,785
5% 6/15/35	2,960,000	3,196,563
5% 6/15/36	2,830,000	3,041,374
5% 6/15/38	2,830,000	3,021,022
TOTAL OREGON		20,305,015
Pennsylvania - 6.1%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,350,000	5,709,644
5% 1/1/56	11,795,000	12,494,079
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,360,000	2,375,049
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,265,000	1,047,745
4% 12/1/41	2,135,000	1,569,515
4.25% 12/1/50	2,375,000	1,647,467
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,390,000	1,326,941
5% 7/1/39	2,765,000	2,592,557
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	945,000	1,006,524
5% 7/15/38	945,000	1,004,292
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	425,000	426,718
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,255,000	1,319,011
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,115,000	1,130,805
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	785,000	637,710
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,110,000	3,212,129
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	1,890,000	1,885,170
4% 7/1/38	2,060,000	2,045,245
4% 7/1/39	2,360,000	2,329,354
5% 7/1/44	2,360,000	2,421,615
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,605,000	1,688,192
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,225,000	2,226,503
Series 2016 A:
5% 10/1/28	40,000	40,674
5% 10/1/29	40,000	40,720
5% 10/1/30	4,105,000	4,177,666
5% 10/1/32	130,000	132,216
5% 10/1/36	4,395,000	4,401,807
5% 10/1/40	2,405,000	2,286,769
Series 2019, 4% 9/1/44	4,875,000	4,575,243
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	6,835,000	6,305,126
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	710,000	777,218
5% 7/1/37	755,000	810,442
5% 7/1/38	710,000	758,602
5% 7/1/43	1,890,000	1,987,533
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,495,000	1,562,344
Series 2016:
5% 5/1/29	945,000	996,955
5% 5/1/31	945,000	993,923
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,595,000	4,909,737
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	720,000	777,710
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,050,000	1,991,923
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	16,995,000	16,006,659
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	470,000	510,044
5% 7/1/29	470,000	507,176
5% 7/1/30	520,000	560,112
5% 7/1/31	565,000	608,498
5% 7/1/32	520,000	559,760
5% 7/1/33	565,000	606,503
5% 7/1/42	2,255,000	2,349,220
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	10,470,000	10,608,307
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,185,000	2,128,483
Series 2015:
5% 8/1/26	945,000	979,382
5% 8/1/27	945,000	980,421
5% 8/1/28	1,890,000	1,961,675
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,510,000	1,683,446
5% 2/1/36	1,400,000	1,536,684
5% 2/1/37	1,810,000	1,974,813
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,280,000	3,472,350
Series 2018 A:
5% 9/1/34	1,370,000	1,487,947
5% 9/1/35	945,000	1,028,369
Series 2018 B, 5% 9/1/43	1,315,000	1,391,751
Series 2019 A:
4% 9/1/35	2,175,000	2,207,675
4% 9/1/36	1,890,000	1,901,208
5% 9/1/31	1,100,000	1,219,954
5% 9/1/33	1,945,000	2,175,610
5% 9/1/33	6,485,000	7,234,057
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,060,000	1,144,123
5% 12/15/37	470,000	503,820
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	1,890,000	2,252,632
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,695,000	1,715,955
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,405,000	1,347,109
4% 6/1/49	3,345,000	3,136,231
5% 6/1/44	2,450,000	2,554,272
5% 6/1/49	3,915,000	4,057,019
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	695,000	718,705
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	945,000	995,108
5% 8/1/38	3,025,000	3,140,436
5% 8/1/48	2,690,000	2,706,918
TOTAL PENNSYLVANIA		177,575,305
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (d)	2,165,000	1,833,354
5% 7/1/33 (d)	1,030,000	1,031,298
5% 7/1/37 (d)	4,335,000	4,278,452
Series 2022 A, 4% 7/1/42 (d)	2,165,000	1,833,354
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	10,912,493	6,367,513
4% 7/1/33	8,345,792	7,636,619
4% 7/1/35	3,005,000	2,687,776
5.625% 7/1/27	1,085,763	1,131,600
5.625% 7/1/29	1,260,915	1,332,976
TOTAL PUERTO RICO		28,132,942
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,605,000	4,549,316
5% 9/1/36	185,000	175,422
Series 2016, 5% 5/15/39	3,100,000	3,123,322
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	785,000	783,925
Series 2021 74, 3% 4/1/49	5,090,000	4,944,935
TOTAL RHODE ISLAND		13,576,920
South Carolina - 2.0%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,510,000	1,610,401
5% 7/1/48	11,330,000	11,900,578
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,210,000	1,209,741
Series 2022 A:
5% 1/1/29	285,000	313,918
5% 7/1/29	470,000	522,086
5% 1/1/30	470,000	524,443
5% 7/1/30	520,000	584,300
5% 1/1/31	520,000	582,593
5% 7/1/31	535,000	602,968
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,080,000	4,414,019
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,425,000	3,551,508
5% 12/1/36	5,140,000	5,302,865
Series 2016 C:
5% 12/1/24	485,000	497,166
5% 12/1/25	565,000	590,054
5% 12/1/26	945,000	1,003,450
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,360,000	8,687,652
4% 4/15/48	6,530,000	5,882,722
5% 4/15/48	8,855,000	9,090,114
TOTAL SOUTH CAROLINA		56,870,578
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2017:
5% 7/1/30	805,000	879,294
5% 7/1/35	685,000	730,716
Series 2020 A, 3% 9/1/45	2,245,000	1,779,929
TOTAL SOUTH DAKOTA		3,389,939
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,700,000	1,597,935
Series 2019 A2:
5% 8/1/37	810,000	851,616
5% 8/1/44	1,125,000	1,161,509
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	945,000	946,162
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,445,000	1,921,554
5.25% 10/1/58	7,340,000	7,032,331
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	1,225,000	1,266,577
5% 5/1/27	1,160,000	1,247,884
5% 5/1/29	1,170,000	1,254,060
5% 5/1/30	2,260,000	2,422,599
5% 5/1/31	1,190,000	1,275,521
TOTAL TENNESSEE		20,977,748
Texas - 6.4%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	4,245,000	4,915,748
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,720,000	3,898,997
Series 2020 B, 5% 1/1/45	1,650,000	1,737,904
Collin County Series 2022, 4% 2/15/39	1,275,000	1,281,482
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,355,000	1,468,373
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,220,000	3,377,888
4% 11/1/35	2,860,000	2,964,757
Series 2021 B, 5% 11/1/43	2,325,000	2,521,364
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,700,000	1,580,380
4% 3/1/51	2,125,000	1,897,777
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	4,720,000	5,101,408
5% 10/1/37	9,440,000	10,143,774
5% 10/1/43	5,195,000	5,479,092
Series 2020 C, 4% 10/1/49	2,740,000	2,534,252
Greenville Gen. Oblig. Series 2021, 2% 2/15/33	1,055,000	907,661
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	1,890,000	2,085,552
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,795,000	1,993,091
5% 7/1/30	2,360,000	2,618,258
5% 7/1/31	2,125,000	2,357,139
5% 7/1/32	1,890,000	2,091,379
5% 7/1/39	6,685,000	7,161,057
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/33	1,320,000	1,419,670
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	995,000	1,036,829
5% 10/15/34	1,575,000	1,635,832
5% 10/15/35	1,145,000	1,183,607
5% 10/15/44	790,000	793,406
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,260,000	4,691,438
5% 5/15/35	2,005,000	2,185,017
Series 2015 B:
5% 5/15/30	4,250,000	4,424,878
5% 5/15/31	6,800,000	7,079,466
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,415,000	1,539,333
5% 8/15/47	1,140,000	1,174,725
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	1,985,000	2,091,488
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,345,000	1,410,003
5% 1/1/34	945,000	1,014,119
5% 1/1/35	1,225,000	1,309,051
5% 1/1/36	1,135,000	1,207,213
5% 1/1/37	4,440,000	4,696,706
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	250,000	262,082
5% 1/1/31	350,000	366,911
5% 1/1/33	1,415,000	1,522,145
Series 2014, 5% 1/1/24	170,000	171,913
Series 2015 A, 5% 1/1/32	1,465,000	1,515,207
Series 2016 A:
5% 1/1/32	2,830,000	2,966,094
5% 1/1/39	945,000	975,595
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	14,265,000	11,906,901
Series 2021 B, 3% 1/1/46	4,000,000	3,091,622
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,180,000	1,287,948
5% 2/1/34	1,415,000	1,536,687
San Antonio Independent School District Series 2016, 5% 8/15/31	1,900,000	2,037,311
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	710,000	769,959
5% 10/1/41	1,415,000	1,500,006
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	4,720,000	4,834,317
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/41	7,620,000	7,859,625
Series 2018 B, 5% 7/1/43	1,320,000	1,370,662
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,480,360	3,154,424
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,635,000	2,636,960
Series A, 3.5% 3/1/51	2,520,000	2,482,585
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	1,920,000	1,870,538
4% 6/30/37	2,830,000	2,739,514
4% 12/31/37	3,775,000	3,636,756
4% 12/31/38	2,125,000	2,042,614
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A, 5% 3/15/31	1,890,000	2,049,714
Series 2019 A:
4% 3/15/34	2,125,000	2,217,015
4% 3/15/35	1,890,000	1,954,573
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,765,000	1,873,331
Series 2021, 2.5% 10/15/39	2,000,000	1,626,588
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/33	3,305,000	3,457,379
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2016 B, 5% 7/1/29	885,000	941,809
Series 2023 A, 5% 7/1/40	1,880,000	2,166,282
TOTAL TEXAS		185,835,181
Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,550,000	1,658,603
5% 7/1/35	1,415,000	1,507,165
5% 7/1/36	1,415,000	1,498,907
5% 7/1/37	945,000	996,683
Series 2021 B:
5% 7/1/46	5,225,000	5,635,812
5% 7/1/51	21,060,000	22,554,146
TOTAL UTAH		33,851,316
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,265,000	2,209,539
5% 10/15/46	2,645,000	2,502,814
TOTAL VERMONT		4,712,353
Virginia - 1.2%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,120,000	1,303,834
5% 8/1/35	1,230,000	1,420,820
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,850,000	1,889,396
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,010,000	1,461,724
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	350,000	346,486
Series 2016:
4% 6/15/37	325,000	321,173
5% 6/15/28	945,000	995,122
5% 6/15/33	210,000	220,096
5% 6/15/36	945,000	977,679
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	16,100,000	17,139,922
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	450,000	495,355
5% 5/15/33	1,890,000	2,078,810
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/38	2,810,000	3,285,386
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,360,000	2,402,872
TOTAL VIRGINIA		34,338,675
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,188,915
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,180,000	1,217,681
5% 2/1/28	1,890,000	1,994,493
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	945,000	1,003,060
5% 1/1/38	945,000	1,002,388
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	11,755,000	11,350,699
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	905,000	933,899
Series 2017 D, 5% 2/1/33	1,985,000	2,146,793
Series 2021 A, 5% 6/1/35	4,000,000	4,595,127
Series R-2017 A:
5% 8/1/28	890,000	952,582
5% 8/1/30	890,000	950,294
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	380,000	390,051
5% 7/1/31	810,000	831,359
5% 7/1/34	2,495,000	2,555,386
5% 7/1/35	2,220,000	2,267,843
5% 7/1/36	2,125,000	2,166,666
5% 7/1/42	8,705,000	8,801,168
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,135,000	1,207,655
5% 10/1/31	1,415,000	1,501,570
5% 10/1/32	975,000	1,031,979
5% 10/1/33	2,360,000	2,490,491
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,125,000	2,248,542
5% 8/15/30	945,000	999,988
Series 2017 B, 4% 8/15/41	6,845,000	6,513,154
Series 2019 A1:
5% 8/1/34	1,790,000	1,920,871
5% 8/1/37	945,000	993,552
Series 2019 A2:
5% 8/1/35	2,695,000	2,872,589
5% 8/1/39	1,055,000	1,102,045
Series 2020, 5% 9/1/55	9,515,000	9,874,625
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	3,245,000	2,341,747
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,510,000	1,563,645
5% 10/1/35	945,000	974,875
5% 10/1/40	1,535,000	1,558,981
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	91,808
5% 7/1/33 (d)	325,000	298,650
5% 7/1/38 (d)	100,000	86,795
5% 7/1/48 (d)	300,000	241,438
TOTAL WASHINGTON		84,263,404
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,735,000	1,805,150
Wisconsin - 1.6%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,415,000	1,312,486
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	575,000	574,980
5.25% 10/1/48	575,000	564,133
Pub. Fin. Auth. Hosp. Rev.:
Series 2019 A, 5% 10/1/44	5,820,000	5,969,717
Series 2020 A, 3% 6/1/45	3,000,000	2,278,995
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	500,000	496,181
5% 5/15/28 (d)	550,000	541,587
5.25% 5/15/37 (d)	180,000	171,240
5.25% 5/15/42 (d)	220,000	201,652
5.25% 5/15/47 (d)	220,000	195,055
5.25% 5/15/52 (d)	410,000	355,375
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	485,000	417,591
5% 10/1/48 (d)	625,000	518,540
5% 10/1/53 (d)	1,615,000	1,308,144
Roseman Univ. of Health:
Series 2020:
5% 4/1/50 (d)	985,000	911,000
5% 4/1/50 (Pre-Refunded to 4/1/30 @ 100) (d)	100,000	115,344
Series 2021 A:
3% 7/1/50	1,740,000	1,264,891
4.5% 6/1/56 (d)	12,205,000	9,124,407
Series 2021 B, 6.5% 6/1/56 (d)	3,990,000	3,246,825
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,395,000	1,401,425
5% 5/1/25	730,000	740,127
Series 2015, 5% 12/15/44	7,315,000	7,373,535
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,200,000	1,311,575
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,040,000	1,136,698
Series 2019 A, 5% 11/1/39	3,975,000	3,366,292
Series 2019 B1, 2.825% 11/1/28	1,125,000	987,313
Series 2019 B2, 2.55% 11/1/27	315,000	293,655
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 6/1/39	1,125,000	1,102,991
TOTAL WISCONSIN		47,281,754
TOTAL MUNICIPAL BONDS (Cost $2,862,387,316)		2,746,286,224

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.77% (h)(i) (Cost $131,849,438)	131,808,579	131,861,291

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,994,236,754)	2,878,147,515
NET OTHER ASSETS (LIABILITIES) - 0.4%	12,325,292
NET ASSETS - 100.0%	2,890,472,807

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,145,708 or 1.7% of net assets.

(e)	Level 3 security
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.77%	93,599,434	52,002,001	13,751,000	849,716	(190)	11,046	131,861,291	15.1%
Total	93,599,434	52,002,001	13,751,000	849,716	(190)	11,046	131,861,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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